OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Financial assets:
Deposits		¥ 3	¥ 3
Financials asset		3	3
Staff advance	2	12	12
Others	1	6	3
Total amount	3	18	15
Total	$ 3	¥ 21	¥ 18